Schedule of change in the fair value of the warrant liabilities (Details) - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrant liabilities at beginning of period	$ 661,747	$ 992,620	$ 661,747	$ 1,840,900	$ 2,244,004	$ 7,098,366	$ 661,747	$ 7,098,366		$ 7,098,366
Change in fair value	(165,437)	(330,873)	330,873	(308,445)	(635,439)	(4,854,362)	(165,437)	(5,798,246)	$ (6,359,058)	(6,668,954)
Warrant liabilities at end of period	496,310	661,747	992,620	1,532,455	1,840,900	2,244,004	496,310	1,532,455	7,098,366	661,747
Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities at beginning of period			661,747			7,098,366	661,747	7,098,366		7,098,366
Issuance of private warrants										232,335
Change in fair value									(6,359,058)	(6,668,954)
Warrant liabilities at end of period									7,098,366	661,747
Fair Value, Inputs, Level 3 [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Issuance of private warrants									13,077,894
Fair Value, Inputs, Level 3 [Member] | Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Issuance of private warrants									379,530
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities at beginning of period			413,040			4,749,960	413,040	4,749,960		4,749,960
Issuance of private warrants
Change in fair value									(4,440,180)	(4,336,920)
Warrant liabilities at end of period									4,749,960	413,040
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Issuance of private warrants									8,900,000
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Issuance of private warrants									290,140
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities at beginning of period	248,707	373,060	248,707	808,300	798,364	2,348,406	248,707	2,348,406		2,348,406
Issuance of private warrants										232,335
Change in fair value	(62,177)	(124,353)	124,353	(205,184)	(222,399)	(1,550,042)			(1,918,878)	(2,332,034)
Warrant liabilities at end of period	$ 186,530	$ 248,707	$ 373,060	$ 603,117	$ 808,300	$ 798,364	$ 186,530	$ 603,117	2,348,406	$ 248,707
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Issuance of private warrants									4,177,894
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member] | Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Issuance of private warrants									$ 89,390